Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Sep. 30, 2021	Dec. 31, 2020
U.S. dollars [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 20.3060	$ 19.9487
Japanese yen [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	0.1821	0.1933
Pounds Sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	27.4780	27.2579
Euro [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	23.7174	24.4052
Swiss francs [member]
Disclosure Of Foreign Currency Translation [line items]
Closing foreign exchange rate	$ 21.8492	$ 22.5720